Prepayment and Other Current Assets (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepaid And Other Current Assets [Line Items]
Prepayments and deposits	¥ 6,385,707	$ 919,733	¥ 3,220,205
Employee advances	1,927,824	277,664	2,717,027
Others	3,312,185	477,055	3,525,917
Prepayments and other current assets, total	¥ 11,625,716	$ 1,674,452	¥ 9,463,149